LONG-TERM INVESTMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Statement [Line Items]
Impairment loss	$ 0	$ 5,000
China Rewards [Member]
Statement [Line Items]
Long-term investment			$ 5,000
Impairment loss		$ 5,000